NATURE AND CONTINUANCE OF OPERATIONS (Detail Textuals)	1 Months Ended	12 Months Ended
	Apr. 25, 2018	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)
Nature And Continuance Of Operations [Abstract]
Reverse stock split, conversion ratio	20
Net loss		$ (11,629,440)	$ (4,499,012)	$ (13,139,788)
Accumulated deficit		(44,369,086)	$ (32,739,646)
Gross proceeds on sale of common shares		$ 26,040,000		$ 19,999,992